Voya Small Cap Growth Fund Average Annual Total Returns			12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	22.83%
Class A C I R R6 and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.59%		6.53%	12.16%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class A | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.01%		3.18%	9.57%
Class A C I R R6 and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			12.29%		6.99%	11.98%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class C | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.01%		3.18%	9.57%
Class A C I R R6 and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.49%		8.11%	13.13%
Performance Inception Date		Oct. 01, 2004
Class A C I R R6 and W Shares [Member] | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.07%		6.31%	11.05%
Class A C I R R6 and W Shares [Member] | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.62%		6.04%	10.21%
Class A C I R R6 and W Shares [Member] | Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class I | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.01%		3.18%	9.57%
Class A C I R R6 and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			13.87%		7.53%	12.54%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.01%		3.18%	9.57%
Class A C I R R6 and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			14.61%		8.17%	13.16%
Performance Inception Date		Apr. 04, 2022
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.01%		3.18%	9.57%
Class A C I R R6 and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			14.46%		8.07%	13.11%
Performance Inception Date		Oct. 07, 2022
Class A C I R R6 and W Shares [Member] | Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class W | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.01%		3.18%	9.57%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.